Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and Other Receivables [Line Items]
Summary of Trade and Other Receivables

Trade and Other Receivables of the Group are composed of the following:

	2022	2021
Trade receivables	218,922	179,199
Loss allowance	(280)	(322)
Trade receivables net	218,642	178,877
Advances and other receivables	21,804	12,089
	240,446	190,966

Summary of Loss Allowance and Impairment Losses

The following table presents the evolution of the loss allowance:

	2022	2021
Opening book value as of January 1	(322)	(341)
Decrease/(increase) in loss allowance for trade receivables	42	(33)
Reversals for decrease in loss rate	—	52
Total as of December 31	(280)	(322)
Net impairment gain/(loss) on financial assets	42	(33)